Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Consideration of Material Nonpublic Information (MNPI) in Relation to Timing of Awards
Annual Awards Granted in 2024:
We do not maintain a formal policy regarding the timing of grants of equity-based incentive awards to our employees or directors. However, historically, and during the 2024 year, our annual Long-term Incentive (LTI) awards have been granted at least ten trading days after the fourth quarter and full year earnings announcement in order to reduce the risk of granting awards within a timeframe close to the date of disclosure of Material Nonpublic Information (MNPI). Additionally, in order to reduce the impact of daily stock price fluctuations on the value of the annual awards, the annual grants are awarded based on the average of the closing prices of the ten trading days post the fourth quarter and full year earnings announcement. This same approach has historically been applied to quarterly equity grants awarded to new hires or promoted employees (other than the Executive Officers and NEOs) in the first through the third quarters of the year, with those grants being made at least ten trading days following the applicable announcement.
MNPI Considered in the Determination of Grant Timing and Terms & Conditions:
LTI awards may also be granted to a NEO upon hire, or on an exception basis, for retention purposes that may fall outside of the timing of the annual or quarterly grants. The Committee and Board considers the timing of reports filed containing MNPI when finalizing the timing of such awards. In particular, with regards to Options awarded, the Committee has historically ensured that they are not granted in anticipation of the release of MNPI, or that Options granted following the release of MNPI does not occur until a time when that MNPI has been fully disclosed and widely disseminated to the public. The Committee considers the content of disclosed Material Information when finalizing the Terms and Conditions of awards and takes actions to confirm that award terms are in line with market practice, including predetermining the vesting schedule at grant based on a specified timeframe or based on meeting a pre-specified performance criteria.
It is Pitney Bowes’ policy to comply with all applicable securities and state laws (including appropriate approvals by the Pitney Bowes Board of Directors or appropriate committee, if required) when granting awards or engaging in transactions in Pitney Bowes’ securities.
Refer to the Insider Trading Policy in effect February 2025 for further details and as reported in Exhibit 19 of the Annual Report on Form 10-K for the year ended December 31, 2024.

Award Timing Method
We do not maintain a formal policy regarding the timing of grants of equity-based incentive awards to our employees or directors. However, historically, and during the 2024 year, our annual Long-term Incentive (LTI) awards have been granted at least ten trading days after the fourth quarter and full year earnings announcement in order to reduce the risk of granting awards within a timeframe close to the date of disclosure of Material Nonpublic Information (MNPI). Additionally, in order to reduce the impact of daily stock price fluctuations on the value of the annual awards, the annual grants are awarded based on the average of the closing prices of the ten trading days post the fourth quarter and full year earnings announcement. This same approach has historically been applied to quarterly equity grants awarded to new hires or promoted employees (other than the Executive Officers and NEOs) in the first through the third quarters of the year, with those grants being made at least ten trading days following the applicable announcement.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
LTI awards may also be granted to a NEO upon hire, or on an exception basis, for retention purposes that may fall outside of the timing of the annual or quarterly grants. The Committee and Board considers the timing of reports filed containing MNPI when finalizing the timing of such awards. In particular, with regards to Options awarded, the Committee has historically ensured that they are not granted in anticipation of the release of MNPI, or that Options granted following the release of MNPI does not occur until a time when that MNPI has been fully disclosed and widely disseminated to the public. The Committee considers the content of disclosed Material Information when finalizing the Terms and Conditions of awards and takes actions to confirm that award terms are in line with market practice, including predetermining the vesting schedule at grant based on a specified timeframe or based on meeting a pre-specified performance criteria.